Supplementary Financial Statements Information	6 Months Ended
Jun. 30, 2015
Supplementary Financial Statements Information [Abstract]
Supplementary Financial Statements Information

Note 4 - Supplementary Financial Statements Information

A.         Balance Sheets

1.          Cash and cash equivalents

Comprised of:

June 30,	December 31,
2015	2014
US$ thousands	US$ thousands

Cash and deposits *	1,232	1,604

*

As of June 30, 2015 $51,000 is deposited in NIS bearing an average annual interest of 0.02%. An amount of $42,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

*

As of December 31, 2014 $50,000 is deposited in NIS bearing an average annual interest of 0.15%. An amount of $42,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

2.         Trade receivables, net

Trade receivables, net, consist of the following:

	June 30	December 31
	2015	2014
	US$ thousands	US$ thousands

Trade receivables	6,333	2,477
Less allowance for doubtful accounts (*)	(382)	(797)

	5,951	1,680

*	The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands

Balance as of December 31, 2013	615
Additions	215
Deductions	(33)

Balance as of December 31, 2014	797
Additions	3
Deductions	(418)

Balance as of June 30, 2015	382

3.         Other current assets

Other current assets consist of the following:

	June 30	December 31
	2015	2014
	US$ thousands	US$ thousands
Receivables from the Government of Israel:
Value added tax authorities	17	61
Other	414	274
	431	335

  Inventories

Inventories consist of the following:

	June 30	December 31
	2015	2014
	US$ thousands	US$ thousands
Raw materials and subassemblies	2,456	2,051
Work in process	127	44
Finished products	912	1,522
	3,495	3,617

  Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	June 30,	December 31,
	2015	2014
	US$ thousands	US$ thousands
Employees and employee institutions	821	828
Accrued expenses	253	394
Provision for product warranty	100	100
Other	341	232
	1,515	1,554

B.        Statements of operations

1.         Sales (1)

(a)        Classification of sales by geographical destination:

	Six months ended June 30	Six months ended June 30
	2015	2014
	US$ thousands	US$ thousands
United States	17	54
Europe	4,826	1,429
Israel	1,725	1,143
South and Latin America	24	487
Asia Pacific	1,337	530
Rest of the world	7	47
	7,936	3,690

(1)	Sales are attributed to geographical areas based on location of customers. The Company's property and equipment is primarily located in Israel.

(b)        Principal customers:

During the six months ended June 30, 2015 there were three customers that represented *50%, 13% and *11% of total sales. During the six months ended June 30, 2014 there were three customers that represented 18%, 13% and 11% of total sales.

*

50% and 11% are related parties.

2.         Cost of sales

Cost of sales consists of the following:

	Six months ended June 30	Six months ended June 30
	2015	2014
	US$ thousands	US$ thousands
Payroll and related benefits	317	559
Materials purchased	1,680	1,555
Subcontracted work	1,800	704
Write-down of inventories	-	-
Other production costs	388	246

	4,185	3,064
Decrease / (increase) in	122	(709)
inventories
	4,307	2,355